RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2022
Related Party Transactions
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 8).

	September 30, 2022	December 31, 2021

Directors and Officers of the Company	32,860	26,759
NAN	-	199,145
	32,860	225,904
Between March 2, 2022 and March 3, 2022, PNRC issued promissory notes to its officers and directors as well as its shareholders as below:

Directors and Officers of the Company	35,000
ThreeD Capital	762,180
NAN	1,270,000
2,067,180

SCHEDULE OF KEY MANAGEMENT COMPENSATION

Key management compensation was as follows:

	September 30, 2022	September 30, 2021
Management fees	1,701,211	436,626
Due diligence BCL	-	90,000
Corporate and administration expenses	40,884	96,555
	1,742,095	623,181